Summary of Significant Accounting Policies (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Changes in the fair value of warrant liability
Changes in estimated fair value	$ 11,181	$ (941,356)	$ 109,522	$ (1,249,849)	$ 241,478	$ 44,576
Warrants
Changes in the fair value of warrant liability
Balance at the beginning of the period			350,519
Changes in estimated fair value			(109,522)
Amounts reclassified to additional paid-in capital			(145,256)
Balance at the end of the period	$ 95,741		$ 95,741